Retirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets	$ 3,557,563,000	$ 3,420,234,000
Fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets	2,783,349,000	2,007,629,000
Weighted-average target asset allocation, Equity securities	59.00%	56.00%
Weighted-average target asset allocation, Debt securities	33.00%	37.00%
Weighted-average target asset allocation, Other	8.00%	7.00%
Recorded expense (income) relating to deferred compensation	28,720,000	21,553,000	(27,167,000)
Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	102,182,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	13,877,000
Estimated amount of transition asset that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	66,000
Accumulated benefit obligation for all defined benefit plans	3,219,403,000	3,096,603,000
Projected benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	3,119,540,000	3,401,504,000
Accumulated benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	2,798,701,000	3,072,016,000
Fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets	2,353,730,000	1,991,174,000
Plans' assets included Company stock with market values	119,856,000	74,000,000
Expected cash contributions to defined benefit pension plans in 2012	67,000,000
Estimated future benefit payments in the year ending June 30, 2012	153,694,000
Estimated future benefit payments in the year ending June 30, 2013	199,048,000
Estimated future benefit payments in the year ending June 30, 2014	164,605,000
Estimated future benefit payments in the year ending June 30, 2015	176,455,000
Estimated future benefit payments in the year ending June 30, 2016	190,524,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2017 through June 30, 2021	1,177,675,000
Weighted-average target asset allocation, Equity securities	55.00%
Weighted-average target asset allocation, Debt securities	39.00%
Weighted-average target asset allocation, Other	6.00%
Common shares issued out of treasury in lieu of cash for the matching contribution		510,984	49,422
Recognized expense related to the retirement income account	16,844,000	12,598,000	14,489,000
Maximum percentage of employer 401K matching contribution	4.00%
Number of shares employees have elected to invest within the Company Stock Fund of the Parker Retirement Savings Plan	3,297,412
Domestic Defined Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of assets held in the U.S. defined benefit plans to total defined benefit plan assets	75.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	624,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	45,000
Estimated future benefit payments in the year ending June 30, 2012	5,686,000
Estimated future benefit payments in the year ending June 30, 2013	5,840,000
Estimated future benefit payments in the year ending June 30, 2014	5,940,000
Estimated future benefit payments in the year ending June 30, 2015	6,027,000
Estimated future benefit payments in the year ending June 30, 2016	5,820,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2017 through June 30, 2021	27,099,000
Recognized income as a result of eliminating the liability related to benefit under FASB Statement No. 106		$ 22,400,000
Discount rate assumption used to measure the benefit obligation	5.00%	5.01%
Common/Collective trusts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30-day
Limited Partnership
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30-day